Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Components of Revenues

Components of revenues are presented in the following table:

	For the years ended December 31,
	2013	2014	2015
Membership subscription	$2,808	$29,756	$58,462
Mobile marketing	12	1,975	38,885
Mobile games	92	11,237	31,082
Other services	217	1,787	5,559

Total	$3,129	$44,755	$133,988